Interest rate benchmark reform	12 Months Ended
Dec. 31, 2022
Schedule Interest Rate Benchmark Reform [Table]
Disclosure of how entity is managing transition to alternative benchmark rates, its progress at reporting date and risks to which it is exposed arising from financial instruments because of transition [text block]
Background
A

market-wide

reform

of

major

interest

rate

benchmarks

is

being

undertaken

globally.

The

publication

of

London
Interbank Offered Rates (LIBORs) ceased immediately after 31 December 2021 for all non-US dollar LIBORs, as well as

for
one-week

and

two-month

USD

LIBOR.

Publication

of

the

remaining

USD

LIBOR

tenors

will

cease

immediately

after
30 June 2023.
In December 2022

,

the FCA consulted

on the

continued publication

of one-,

three-

and six-month

USD LIBOR

under a
synthetic format

until the

end of

September 2024

to ensure

an orderly

winding

down of

remaining contracts

that are
not

governed

by

US

law.

In

addition,

in

December

2022,

the

US

Federal

Reserve

Board

adopted

the

final

rules

that
implement the Adjustable Interest Rate (LIBOR) Act, which

is substantially based on, and supersedes, the New York State
LIBOR legislation.

The Adjustable

Interest Rate (LIBOR)

Act provides

a legislative solution

for USD

LIBOR legacy products
governed by

any US state

law should

such products

fail to transition

prior to

the USD

LIBOR cessation

date of 30

June
2023.
A framework has

been established within UBS

to address the

transition of contracts

that do not

contain adequate fallback
provisions and to cease entering into new

LIBOR contracts, with the exception of specific circumstances that are allowed
by regulatory provisions for USD

LIBOR.
Governance over the transition

to alternative benchmark rates
Throughout

the

transition

process

UBS

has

been

maintaining

a

global

cross-divisional,

cross-functional

governance
structure and change program to address the scale and complexity of the transition. This global program is sponsored by the Group

CFO and

led by

senior representatives

from the

business divisions

and UBS’s

control and

support functions.
The program

includes governance

and execution structures

within each

business division,

together with

cross-divisional
teams from each control and support function. During 2022, progress was overseen centrally via a monthly Group LIBOR
Transition

Forum with an increased US

regional focus.
Risks
A core part of UBS’s change program is

the identification, management and monitoring of the risks associated with IBOR reform and transition. These

risks include, but are not limited

to, the following:
–

economic risks to UBS and

its clients, through

the repricing of

existing contracts, reduced transparency

and / or

liquidity
of pricing information, market uncertainty or

disruption;
–

accounting risks,

where the transition affects

the accounting treatment, including

hedge accounting and consequential
income statement volatility;
–

valuation risks

arising from

the variation

between

benchmarks that

will cease

and

ARRs, affecting

the risk

profile of
financial instruments;
–

operational

risks arising

from changes

to UBS’s

front-to-back processes

and

systems to

accommodate the

transition
(e.g., data sourcing and processing

and bulk migration of contracts); and
–

legal and conduct risks relating to UBS’s

engagement with clients and market

counterparties around

new benchmark
products and amendments

required for existing contracts referencing

benchmarks that will cease.
Overall, the effort required to transition is

affected by multiple factors, including whether negotiations need to take place with multiple stakeholders (as is the

case for syndicated loans or certain listed securities),

market readiness and a client’s
technical readiness to handle ARR market conventions. UBS remains confident that it has the transparency, oversight and operational

preparedness

to

progress

with

the

IBOR

transition

consistent

with

market

timelines,

given

the

significant
progress made as of

31 December 2022.

UBS did not

have and does not

expect changes to

its risk management

approach
and strategy as a result of interest

rate benchmark reform.
Transition progress

UBS’s significant

non-derivative exposures

subject to IBOR

reform primarily related

to brokerage

receivable and payable
balances, corporate

and

private loans,

and

mortgages,

linked to

CHF and

USD LIBORs.

During 2020,

UBS transitioned
most of its

CHF LIBOR-

linked deposits

to the Swiss

Average Overnight

Rate (SA

RON). In

that same

year,

UBS launched
SARON-based mortgages and

corporate loans based on

all major ARRs in the Swiss

market, as well as Secure

Overnight
Financing Rate (SOFR)-based mortgages

in the US market.

Throughout 2021, UBS transitioned substantially all of

its private and corporate loans linked

to non-USD IBORs, with the
remaining CHF LIBOR-linked

contracts transitioning

on their first roll date

in 2022. In addition,

as of 31 December 2021
UBS

had

completed

the

transition

of

IBOR-linked

non-derivative

financial

assets

and

liabilities

related

to

brokerage
accounts, except for balances originated

in the US, which transitioned to

SOFR in January 2022.
In 2022, UBS

focused its

efforts on

the transition of

USD LIBOR and

the remaining non-USD LIBOR

contracts, by leveraging
industry solutions (e.g., the use of fallback

provisions), through third-party actions (those by clearing houses, agents, etc.)
and bi-lateral contract negotiations. As of 31 December 2022, the transition of non-USD IBORs is substantially complete.
In addition,

in 2022,

substantially all

US securities

-based

lending

has

been

transitioned to

SOFR and

UBS continues

to
make

good

progress

on

the

transition

of

the

remaining

USD

LIBOR

non-derivative

assets

and

liabilities,

with

the

US
mortgage portfolio of USD 9 bn (31 December 2021: USD 11
bn) the largest remaining exposure

left to transition.
In August

2022, to

facilitate the transition

of derivatives

linked to

the USD

LIBOR Swap

Rate, UBS

adhered to

the June
2022

Benchmark Module

of the

ISDA 2021

Fallbacks Protocol

on

the USD

LIBOR Swap

Rate.

UBS will

begin gradually
transitioning USD LIBOR derivatives not transacted with clearing houses or exchanges from the first quarter of 2023. The transition of USD LIBOR-cleared derivatives

is planned to commence in the second

quarter of 2023.
As of 31 December 2022, UBS had approximately USD 3 bn equivalent of yen- and US dollar-denominated publicly issued benchmark bonds that,

per current contractual

terms, if not

called on their

respective call dates,

would reset based

directly
on

JPY

LIBOR

and

USD

LIBOR.

In

addition,

certain

US

dollar-denominated

benchmark

bonds

publicly

issued

by

UBS
reference rates indirectly derived from IBORs, if they

are not called on their respective call dates. These bonds have robust
IBOR

fallback

language

and

the

confirmation

of

interest

rate

calculation

mechanics

will be

communicated

as

market
standards formalize and in advance of any

rate resets. These debt instruments have not been included in the table below,
given their current fixed-rate coupon.

Financial instruments yet to transition

to alternative benchmarks
The amounts

included in

the table below

relate to

financial instrument

contracts across

UBS’s business

divisions where
UBS has material exposures

subject to IBOR reform that have not

yet transitioned to ARRs,

and that:
–

contractually reference an interest rate benchmark

that will transition to an

alternative benchmark; and
–

have a contractual maturity date (including

open-ended contracts) after the agreed

cessation dates.

Contracts where penalty terms reference IBORs, or where exposure to an IBOR is not

the primary purpose of the

contract,
have not been included,

as these contracts do not have a material impact on

the transition process.

In line

with information

provided

to management

and

external parties

monitoring

UBS’s

transition progress,

the table
below

includes

the

following

financial metrics

for

instruments

external

to

the

Group

that

are

subject

to

interest

rate
benchmark reform:
–

gross carrying value / exposure for non

-derivative financial instruments; and

–

total trade count for derivative financial

instruments.
The

exposures

included

in the

table

below

reflect the

maximum

IBOR

exposure,

without

regard

for

early termination
rights, with the actual exposure

being dependent upon client preferences and

investment decisions.

As of

31 December 202

2,

UBS had

made significant progress

in transitioning

LIBOR exposures

to ARRs.

The remaining
USD

LIBOR-linked

exposures

included

in

the

table

below

primarily

relate

to

derivatives

and

US

mortgages,

with

the
transition planned to be

completed by 30 June 2023.
LIBOR benchmark rates
31.12.22
1
31.12.21
Measure USD USD CHF GBP EUR
2
JPY
Carrying value of non

-derivative financial instruments
Total non-derivative financial assets

USD m 14,269
3
65,234
3
21,616
4
45
5
1 0
Total non-derivative financial liabilities

USD m 1,138
5
1,985
5
27
5
3
5
5
6
0
Trade count

of derivative financial instruments
Total derivative financial instruments Trade count 32,006
7
40,500
7,8
829
9
183
9
3,744
9
184
9
Off-balance sheet exposures
Total irrevocable loan commitments USD m 4,606
10
11,863
11
0 0 0 0
1 As of 31 December

2022, non-USD

balances and trade

counts are minimal.

2 Relates primarily

to EUR LIBOR

positions.

3 Includes USD
1
bn (31 December 2021:

USD
1
bn) of loans

related to revolving

multi-
currency credit lines, where IBOR transition efforts are complete,

except for USD LIBOR. Balances as of 31 December 2021

also include USD
37 bn USD LIBOR securities-based lending and USD 5 bn brokerage accounts, which for the most part transitioned

to SOFR in January

2022. The remaining

balances as of 31

December 2022 and 31

December 2021

primarily relate to

US mortgages and corporate

lending.

4 Relates primarily
to CHF LIBOR

mortgages, which

have automatically

transitioned to SARON

on their first

roll date in

2022.

5 Relates to

floating-rate

notes that per

their contractual

terms can

reset to rates

linked to

LIBOR, with
transition dependent

upon the actions

of respective issuers.

6 Relates to

contracts that

transitioned in

January 2022.

7 Includes approximately
2,000

(31 December 2021:
1,000
) contracts having a

contractual
maturity after 30 June 2023, with the

last USD LIBOR fixing occurring

before 30 June 2023. No further contractual

fixing is required for these contracts.

8 Includes approximately
5,000

cross-currency derivatives,

of
which approximately 500

have both a non-USD LIBOR

leg and a USD LIBOR

leg, where the

non-USD leg transitioned in

January 2022 before

the next fixing date.

The remainder represents

cross-currency swaps

with
an ARR leg and a USD IBOR leg.

9 Includes predominantly bilateral

derivatives, which transitioned

in January 2022, and an insignificant amount of cleared

derivatives, where the respective clearing

houses’ organized
transition happened in

January 2022.

10 Includes approximately

USD
3
bn of loan commitments

that can be drawn

in different currencies,

however only USD

LIBOR transition

efforts remain open,

with completion
scheduled for 2023.

11 Includes loan commitments

that can be drawn in

different currencies at the

client‘s discretion, of which

approximately USD
3
bn have only USD LIBOR

exposure remaining and approximately
USD 2
bn retain a non-USD

LIBOR interest rate,

with transition dependent

upon the actions of other

parties. The remainder

represents loan commitments

that can be drawn in

US dollars only and will transition

on or
before 30 June 2023.

UBS AG
Schedule Interest Rate Benchmark Reform [Table]
Disclosure of how entity is managing transition to alternative benchmark rates, its progress at reporting date and risks to which it is exposed arising from financial instruments because of transition [text block]
Background
A

market-wide

reform

of

major

interest

rate

benchmarks

is

being

undertaken

globally.

The

publication

of

London
Interbank Offered Rates (LIBORs) ceased immediately after 31 December 2021 for all non-US dollar LIBORs, as well as

for
one-week

and

two-month

USD

LIBOR.

Publication

of

the

remaining

USD

LIBOR

tenors

will

cease

immediately

after
30 June 2023.
In December 2022

,

the FCA consulted

on the

continued publication

of one-,

three-

and six-month

USD LIBOR

under a
synthetic format

until the

end of

September 2024

to ensure

an orderly

winding

down of

remaining contracts

that are
not

governed

by

US

law.

In

addition,

in

December

2022,

the

US

Federal

Reserve

Board

adopted

the

final

rules

that
implement the Adjustable Interest Rate (LIBOR) Act, which

is substantially based on, and supersedes, the New York State
LIBOR legislation.

The Adjustable

Interest Rate (LIBOR)

Act provides

a legislative solution

for USD

LIBOR legacy products
governed by

any US state

law should

such products

fail to transition

prior to

the USD

LIBOR cessation

date of 30

June
2023.
A framework

has been

established

within UBS

AG to

address the

transition of

contracts that

do not

contain adequate
fallback provisions and to cease entering

into new LIBOR contracts, with the exception

of specific circumstances that are
allowed by regulatory provisions

for USD LIBOR.
Governance over the transition

to alternative benchmark rates
Throughout

the transition

process UBS

AG has

been maintain

ing a

global cross

-divisional, cross-functional

governance
structure and change program to address the scale and complexity of the transition. This global program is sponsored by the Group CFO and led by

senior representatives from the business divisions and UBS

AG’s control and support functions.
The program

includes governance

and execution structures

within each

business division,

together with

cross-divisional
teams from each control and support function. During 2022, progress was overseen centrally via a monthly Group LIBOR
Transition

Forum with an increased US

regional focus.
Risks
A core part of UBS AG’s

change program is

the identification, management and

monitoring of the risks associated

with
IBOR reform and transition.

These risks include, but are not

limited to, the following:
–

economic risks

to UBS

AG and

its clients,

through

the repricing

of existing

contracts, reduced

transparency and

/ or
liquidity of pricing information,

market uncertainty or disruption;
–

accounting risks,

where the transition affects

the accounting treatment,

including hedge accounting and consequential
income statement volatility;
–

valuation risks

arising from

the variation

between

benchmarks that

will cease

and

ARRs, affecting

the risk

profile of
financial instruments;
–

operational

risks arising from

changes to UBS

AG’s front-to-back processes and

systems to accommodate the

transition
(e.g., data sourcing and processing

and bulk migration of contracts); and
–

legal

and

conduct

risks

relating

to

UBS

AG’s

engagement

with

clients

and

market

counterparties

around

new
benchmark products and

amendments required for existing contracts referencing

benchmarks that will cease.
Overall, the effort required to transition is

affected by multiple factors, including whether negotiations need to take place with multiple stakeholders (as is the

case for syndicated loans or certain listed securities),

market readiness and a client’s
technical readiness to handle ARR market conventions.

UBS AG remains confident that it has the transparency, oversight and operational preparedness to progress with the IBOR transition consistent with market timelines, given the significant
progress

made as

of 31

December 2022

.

UBS

AG did

not have

and

does

not expect

changes

to its

risk management
approach and strategy as a result of interest

rate benchmark reform.
Transition progress

UBS

AG’s

significant

non-derivative

exposures

subject

to

IBOR

reform

primarily

related

to

brokerage

receivable

and
payable balances,

corporate and

private loans,

and

mortgages,

linked to

CHF and

USD

LIBORs. During

2020, UBS

AG
transitioned most of its CHF LIBOR-linked deposits to the Swiss Average Overnight Rate (SARON

). In that same year, UBS
AG

launched

SARON-based

mortgages

and

corporate

loans

based

on

all major

ARRs

in

the

Swiss

market, as

well

as
Secure Overnight Financing R

ate (SOFR)-based mortgages in the US

market.

Throughout 2021, UBS AG transitioned

substantially all of its private and corporate loans linked

to non-USD IBORs, with
the remaining

CHF LIBOR-linked

contracts transitioning

on

their first

roll date

in 2022.

In addition,

as of

31 December
2021

UBS

AG

had

completed

the

transition

of

IBOR-linked

non-derivative

financial

assets

and

liabilities

related

to
brokerage accounts, except for balances

originated in the US,

which transitioned to SOFR in January 2022.
In

2022,

UBS

AG focused

its efforts

on

the

transition

of

USD

LIBOR

and

the remaining

non-USD

LIBOR

contracts, by
leveraging industry solutions

(e.g., the use

of fallback provisions),

through third-party actions

(those by clearing

houses,
agents,

etc.)

and

bi-lateral

contract

negotiations.

As

of

31 December

2022,

the

transition

of

non-USD

IBORs

is
substantially complete.
In addition,

in 2022,

substantially all US

securities-based

lending has

been transitioned

to SOFR and

UBS AG

continues
to make

good

progress

on the

transition of

the remaining

USD LIBOR

non-derivative

assets and

liabilities, with

the US
mortgage portfolio of USD 9 bn (31 December 2021: USD 11
bn) the largest remaining exposure

left to transition.
In August

2022,

to facilitate

the transition

of derivatives

linked to

the USD

LIBOR Swap

Rate, UBS

AG adhered

to the
June 2022

Benchmark Module

of the

ISDA 2021

Fallbacks Protocol

on

the USD

LIBOR Swap

Rate.

UBS

AG will

begin
gradually transitioning USD

LIBOR derivatives not transacted

with clearing houses

or exchanges from the first quarter

of
2023. The transition of USD

LIBOR-cleared derivatives is planned to commence

in the second quarter of 2023.
As of

31 December 2022,

UBS AG had

approximately USD
3
bn equivalent

of yen- and

US dollar-denominated

funding
from UBS

Group AG

that, per

current contractual

terms, if

not called

on

their respective

call dates,

would reset

based
directly on

JPY LIBOR and

USD LIBOR. In

addition, certain US

dollar-denominated contracts providing

funding from

UBS
Group AG reference

rates indirectly

derived from IBORs, if

they are

not called on

their respective call

dates. These contracts
have robust IBOR fallback language and the confirmation of interest rate calculation mechanics will be communicated as market standards formalize and in advance of

any rate resets. These debt instruments

have not been included in the

table
below, given their current fixed-rate

coupon.

Financial instruments yet to transition

to alternative benchmarks
The amounts included

in the

table below relate

to financial instrument contracts

across UBS AG’s business divisions

where
UBS AG has material exposures

subject to IBOR reform that have not

yet transitioned to ARRs,

and that:
–

contractually reference an interest rate benchmark

that will transition to an

alternative benchmark; and
–

have a contractual maturity date (including

open-ended contracts) after the agreed

cessation dates.

Contracts where penalty terms reference IBORs, or where exposure to an IBOR is not

the primary purpose of the

contract,
have not been included,

as these contracts do not have a material impact on

the transition process.

In line with information provided to management and external parties monitoring UBS AG’s transition progress, the table
below

includes

the

following

financial

metrics

for

instruments

external

to

UBS

AG

that

are

subject

to

interest

rate
benchmark reform:
–

gross carrying value / exposure for non

-derivative financial instruments; and

–

total trade count for derivative financial

instruments.
The

exposures

included

in the

table

below

reflect the

maximum

IBOR

exposure,

without

regard

for

early termination
rights, with the actual exposure

being dependent upon client preferences and

investment decisions.

As of 31 December 2022,

UBS AG had

made significant progress in

transitioning LIBOR exposures to

ARRs. The remaining
USD

LIBOR-linked

exposures

included

in

the

table

below

primarily

relate

to

derivatives

and

US

mortgages,

with

the
transition planned to be

completed by 30 June 2023.
LIBOR benchmark rates
31.12.22
1
31.12.21
Measure USD USD CHF GBP EUR
2
JPY
Carrying value of non

-derivative financial instruments
Total non-derivative financial assets

USD m 14,269
3
65,234
3
21,616
4
45
5
1 0
Total non-derivative financial liabilities

USD m 1,138
5
1,985
5
27
5
3
5
5
6
0
Trade count

of derivative financial instruments
Total derivative financial instruments Trade count 32,006
7
40,500
7,8
829
9
183
9
3,744
9
184
9
Off-balance sheet exposures
Total irrevocable loan commitments USD m 4,606
10
11,863
11
0 0 0 0
1 As of 31 December

2022, non-USD

balances and trade

counts are minimal.

2 Relates primarily

to EUR LIBOR

positions.

3 Includes USD
1
bn (31 December 2021:

USD
1
bn) of loans

related to revolving

multi-
currency credit lines, where IBOR transition efforts are complete,

except for USD LIBOR. Balances as of 31 December 2021

also include USD
37 bn USD LIBOR securities-based lending and USD 5 bn brokerage accounts, which for the most part transitioned

to SOFR in January

2022. The remaining

balances as of 31

December 2022 and 31

December 2021

primarily relate to

US mortgages and corporate

lending.

4 Relates primarily
to CHF LIBOR

mortgages, which

have automatically

transitioned to SARON

on their first

roll date in

2022.

5 Relates to

floating-rate

notes that per

their contractual

terms can

reset to rates

linked to

LIBOR, with
transition dependent

upon the actions

of respective issuers.

6 Relates to

contracts that

transitioned in

January 2022.

7 Includes approximately
2,000

(31 December 2021:
1,000
) contracts having a

contractual
maturity after 30 June 2023, with the

last USD LIBOR fixing occurring

before 30 June 2023. No further contractual

fixing is required for these contracts.

8 Includes approximately
5,000

cross-currency derivatives,

of
which approximately 500

have both a non-USD LIBOR

leg and a USD LIBOR

leg, where the

non-USD leg transitioned in

January 2022 before

the next fixing date.

The remainder represents

cross-currency swaps

with
an ARR leg and a USD IBOR leg.

9 Includes predominantly bilateral

derivatives, which transitioned

in January 2022, and an insignificant amount of cleared

derivatives, where the respective clearing

houses’ organized
transition happened in

January 2022.

10 Includes approximately

USD
3
bn of loan commitments

that can be drawn

in different currencies,

however only USD

LIBOR transition

efforts remain open,

with completion
scheduled for 2023.

11 Includes loan commitments

that can be drawn in

different currencies at the

client‘s discretion, of which

approximately USD
3
bn have only USD LIBOR

exposure remaining and approximately
USD 2
bn retain a non-USD

LIBOR interest rate,

with transition dependent

upon the actions of other

parties. The remainder

represents loan commitments

that can be drawn in

US dollars only and will transition

on or
before 30 June 2023.